Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2022 AUD ($) item	Sep. 30, 2021 AUD ($) item
Related party disclosures
Interest payable for the year	$ 546,866	$ 403,893
Closing loan balance	$ 21,219,759	$ 28,920,829
Number of KMP with loans | item	10	12